Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
Note 19
Property, plant and equipment

Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2021
Historic cost	752,373,292	609,239,605	191,812,594	131,488,537	140,894,537	72,886,303	35,817,543	1,934,512,411
Accumulated depreciation	(233,141,001)	(351,931,245)	(118,407,590)	(84,839,180)	-	(47,972,024)	(15,705,491)	(851,996,531)
Book Value	519,232,291	257,308,360	73,405,004	46,649,357	140,894,537	24,914,279	20,112,052	1,082,515,880

As of December 31, 2021
Additions	-	-	-	-	164,454,035	-	-	164,454,035
Additions of historic cost by business combination	283,992	-	-	-	-	-	-	283,992
Transfers	14,213,714	64,659,471	15,762,049	12,104,204	(118,443,961)	8,224,711	3,479,812	-
Conversion effect historic cost	5,212,276	4,818,898	(727,586)	1,608,980	(204,892)	565,070	(40,060)	11,232,686
Write off (cost)	(693,074)	(10,879,482)	(22,952,129)	(1,079,938)	-	(426,969)	-	(36,031,592)
Write off (depreciation)	505,521	10,196,738	22,703,727	1,017,369	-	406,386	-	34,829,741
Capitalized interests	-	-	-	-	1,074,074	-	-	1,074,074
Depreciation	(23,360,994)	(36,646,717)	(26,493,558)	(17,016,861)	-	(8,141,332)	(1,718,025)	(113,377,487)
Conversion effect depreciation	(718,133)	(3,994,158)	(2,423)	(1,305,000)	-	(468,613)	-	(6,488,327)
Others increase (decreased) (1)	23,557,010	29,409,437	16,693,132	4,180,146	7,508,257	1,945,690	569,833	83,863,505
Divestitures (cost)	(3,814,205)	(4,192,074)	(5,339,148)	(223,669)	-	(330,318)	(1,344,042)	(15,243,456)
Divestitures (depreciation)	3,804,220	4,117,283	5,339,143	217,341	-	326,374	1,344,042	15,148,403
Changes	18,990,327	57,489,396	4,983,207	(497,428)	54,387,513	2,100,999	2,291,560	139,745,574
Book Value	538,222,618	314,797,756	78,388,211	46,151,929	195,282,050	27,015,278	22,403,612	1,222,261,454

As of December 31, 2021
Historic cost	790,813,382	691,181,931	194,726,856	147,793,572	195,282,050	83,225,686	38,465,102	2,141,488,579
Accumulated depreciation	(252,590,764)	(376,384,175)	(116,338,645)	(101,641,643)	-	(56,210,408)	(16,061,490)	(919,227,125)
Book Value	538,222,618	314,797,756	78,388,211	46,151,929	195,282,050	27,015,278	22,403,612	1,222,261,454

As of December 31, 2022
Additions	-	-	-	-	197,387,873	-	-	197,387,873
Transfers	61,166,714	79,898,704	22,694,028	19,887,613	(200,131,448)	9,568,259	6,915,853	(277)
Transfers to Assets held for sale (Cost)	(1,765,306)	(36,934)	-	-	-	-	(615,461)	(2,417,701)
Transfers to Assets held for sale (Depreciation)	30,707	29,939	-	-	-	-	287,546	348,192
Transfers from Assets Held for Sale (Cost)	1,770,547	-	-	-	-	-	-	1,770,547
Conversion effect historic cost	(29,680,592)	(54,111,392)	(34,138,268)	(9,104,748)	(7,821,487)	(781,851)	(2,238,221)	(137,876,559)
Write off (cost)	(6,648,641)	(9,972,059)	(2,248,000)	(84,791)	-	(1,255,691)	-	(20,209,182)
Write off (depreciation)	6,535,423	9,970,855	2,172,805	77,589	-	1,254,399	-	20,011,071
Capitalized interests	-	-	-	-	797,442	-	-	797,442
Depreciation	(24,493,237)	(38,579,233)	(25,171,425)	(15,552,044)	-	(6,609,355)	(1,808,857)	(112,214,151)
Conversion effect depreciation	1,821,057	8,082,936	14,171,760	5,747,971	-	528,252	-	30,351,976
Others increase (decreased) (1)	34,879,083	59,737,810	27,530,952	4,432,463	25,533,318	271,976	5,587,805	157,973,407
Divestitures (cost)	(401,557)	(65,792)	(20,065,136)	(7,645,330)	-	(629,411)	(392,883)	(29,200,109)
Divestitures (depreciation)	63,935	50,276	19,750,911	7,307,878	-	365,518	323,801	27,862,319
Changes	43,278,133	55,005,110	4,697,627	5,066,601	15,765,698	2,712,096	8,059,583	134,584,848
Book Value	581,500,751	369,802,866	83,085,838	51,218,530	211,047,748	29,727,374	30,463,195	1,356,846,302

As of December 31, 2022
Historic cost	862,106,306	813,091,440	253,015,079	164,415,831	211,047,748	91,014,222	48,703,199	2,443,393,825
Accumulated depreciation	(280,605,555)	(443,288,574)	(169,929,241)	(113,197,301)	-	(61,286,848)	(18,240,004)	(1,086,547,523)
Book Value	581,500,751	369,802,866	83,085,838	51,218,530	211,047,748	29,727,374	30,463,195	1,356,846,302
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”

The balance of the land at the end of each year is as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Land	280,329,704	275,540,602
Total	280,329,704	275,540,602
Capitalized interest as of December 31, 2022 amounted ThCh$
797,442
 (ThCh$
1,074,074
as of December 31, 2021 and ThCh$ 1,087,157 as of December 31,2020), using an annually capitalization rate of
3.64
% (
2.04
% as of December 31, 2021 and
2.64
% as of December 31, 2020).

The Company, through its subsidiary Viña San Pedro Tarapacá S.A., has biological assets corresponding to vines that produce grapes. The vines are segmented into those under formation and those under production, and they are grown both on leased and owned land, The grapes harvested from these vines are used in the manufacturing of wine, which is marketed both in the domestic market and abroad.

As of December 31, 2022, the Company maintained approximately 5,165 hectares of which 4,730 are for vines in production stage. Of the total hectares mentioned above, 4,409 correspond to own land and 321 to leased land.

The vines under formation are recorded at historic cost, and only start being depreciated when they are transferred to the production phase, which occurs in the majority of cases in the third year after plantation, when they start producing grapes commercially (in volumes that justify their production-oriented handling and later harvest).

During 2022, the production in plant vines yield was approximately 58.7 million kilos of grapes (57.7 million kilos of grapes in 2021).

By the nature of business of the Company, in the value of the assets it is not considered to start an allowance for cost of dismantling, removal or restoration.

In relation to impairment losses on Property, plant and equipment, Management has analyzed internal and external indicators and has not found evidence of impairment at December 31, 2022.

The depreciation for the year ended as of December 31, 2022 and 2021, recognized in net income and other assets is as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Recognized in net incomes (*)	111,196,521	112,558,965
Recognized in others assets	1,017,630	818,522
Total	112,214,151	113,377,487

(*) Includes ThCh$ 1,772,514 (ThCh$ 1,178,953  as of December 31, 2021 and ThCh$ 1,847,312 as of December 31, 2020) of depreciation of agr icu
ltural assets (barrels), related to the cost of selling wine.